Investments in Associates and Joint Ventures - Summary of Changes in Accumulated Equity Share in Net Earnings of Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions					12 Months Ended
	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year					₱ 46,130	₱ 56,858
Equity share in net earnings (losses) of associates and joint ventures					(87)	2,906	₱ 1,181
Disposals					(1,710)	(14,884)	(17,000)
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares	₱ 4,962	₱ 4,962	₱ 2,838	₱ 1,418	144	6,512	7,365
Balance at end of the year					55,427	46,130	56,858
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year					8,696
Balance at end of the year					10,022	8,696
Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					(262)
Accumulated equity share in net earnings of associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year					(1,239)	1,285
Equity share in net earnings (losses) of associates and joint ventures					(87)	2,906
Share in the other comprehensive loss of associates and joint ventures accounted for using the equity method					(1)	(312)
Disposals					(187)	(9,610)
Reversal of impairment						201
Realized portion of deferred gain on the transfer of Beacon and Manila Electric Company, or Meralco, shares						4,962
Dividends						(791)
Translation and other adjustments					(69)	120
Balance at end of the year					(1,583)	(1,239)	₱ 1,285
Accumulated equity share in net earnings of associates and joint ventures [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					(60)	55
Accumulated equity share in net earnings of associates and joint ventures [Member] | Beta [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						2,050
Accumulated equity share in net earnings of associates and joint ventures [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						886
Accumulated equity share in net earnings of associates and joint ventures [Member] | Philippines Internet Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures						1
Accumulated equity share in net earnings of associates and joint ventures [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					90	(27)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					81	71
Accumulated equity share in net earnings of associates and joint ventures [Member] | AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					62	₱ (130)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Voyager Innovations Holdings, Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net earnings (losses) of associates and joint ventures					₱ (260)